Retirement Plans Postretirement and Postemployment Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 BasisPoint	Dec. 31, 2011	Dec. 31, 2010
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 449,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	178,000
Transition assets, recognized in net periodic benefit cost	1,000
Reduction in the discount rate assumption	90
Accumulated benefit obligation for defined benefit pension plans	481,865,000	417,771,000
Pension contribution and SERP payments	33,400,000	30,215,000
Corporation's matching obligations	5,956,000	5,370,000	5,074,000
Accrued postemployment benefits	1,538,000	1,691,000
Equity Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	63.00%
Debt Securities
Pension and Other Postretirement Benefits Disclosure [Line Items]
Percentage of pension assets invested in debt securities with objective of exceeding return of Barclays Capital Aggregate Bond Index	85.00%
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial gain (loss), recognized in net periodic benefit cost	15,341,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	6,067,000
SERP Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	27,025,000
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	3,255,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	1,287,000
Pension contribution and SERP payments	3,994,000	3,869,000
Postretirement Health Care Plans
Pension and Other Postretirement Benefits Disclosure [Line Items]
Estimated contribution of pension plans	$ 3,980,000